ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified																														1 Months Ended		1 Months Ended				12 Months Ended
	Dec. 31, 2012 NCIS	Dec. 31, 2012 Camelot Beijing	Dec. 31, 2012 Beijing Heng En	Dec. 31, 2012 Shanghai Camelot	Dec. 31, 2012 Dalian Yuandong	Dec. 31, 2012 Bayshore	Dec. 31, 2012 Triumph	Dec. 31, 2012 Konwell	Dec. 31, 2012 Faceita	Dec. 31, 2012 Asialink	Dec. 31, 2012 King's	Dec. 31, 2012 Taiwan Camelot	Dec. 31, 2012 Hwawei	Dec. 31, 2012 Jiaxing Camelot	Dec. 31, 2012 Red River Valley	Dec. 31, 2012 Yinfeng	Dec. 31, 2012 VLife	Dec. 31, 2012 Weisong	Dec. 31, 2012 Samoa	Dec. 31, 2012 SCIT	Dec. 31, 2012 Harmonation	Dec. 31, 2012 Huaqiao	Dec. 31, 2012 Kunshan	Dec. 31, 2012 Agree Zhuhai	Dec. 31, 2012 Agree Beijing	Dec. 31, 2012 Agree Shanghai	Dec. 31, 2012 Tansun Beijing	Dec. 31, 2012 Xiamen Rella	Dec. 31, 2012 Asialink Kunshan	Nov. 30, 2012 Dimension	Dec. 31, 2012 Dimension	Nov. 30, 2012 Dimension Ordinary shares	Dec. 31, 2012 Wuxi	Jan. 02, 2012 Wuxi	Dec. 31, 2012 CFITS	Dec. 31, 2013 Camelot Wuhan	Dec. 31, 2012 Camelot Wuhan	Dec. 31, 2012 DL-JP
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	85.47%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%		65.00%		55.00%		100.00%		50.00%	100.00%
Ownership percentage exchanged with original shareholders for ordinary shares which were the share consideration																														35.00%
Ordinary shares returned in exchange for 35% ownership of Dimension																																1,152,352
Percentage acquired by non-controlling shareholder																																		45.00%
Amount invested in the entity																																				$ 1,700
Percentage of equity interest acquired																																				50.00%